Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Platform Operator, Crypto-Asset [Line Items]
Cash and cash equivalents	$ 115,831		$ 115,831		$ 40,886	$ 589,668
Unamortized deferred financing costs					0	6,663
Derivative liability	$ 288,389		$ 288,389		184,025	354,160
Revenues					$ 0	$ 550,000
Concentration risk percentage						100.00%
Additional common shares	500,000		500,000		8,317,828	2,406,227
Recognize revenue amount	$ 0	$ 0	$ 0	$ 0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative liability	$ 288,389		$ 288,389		$ 184,025	$ 354,160